DEBT AND LINES OF CREDIT	12 Months Ended
Dec. 31, 2011
DEBT AND LINES OF CREDIT
DEBT AND LINES OF CREDIT

NOTE 9:                                             DEBT AND LINES OF CREDIT

Long-term debt consisted of the following:

	December 31, 2011	January 1, 2011
In thousands
5.0% Euro Notes, due July 2013(a)	$157,139	$467,498
6.0% Convertible Senior Notes, due June 2014(b)	60,270	74,542
10.5% Senior Secured Notes, due April 2019(c)	220,085	—
Revolving credit facility	—	22,735
Capital lease obligations	8,821	13,037
Total debt	446,315	577,812
Less: Short-term borrowings(d)	4,476	26,951
Convertible Senior Notes(e)	60,270	74,542
Long-term debt	$381,569	$476,319

(a)

The change in the balance of these euro-denominated notes reflected the repurchase of 228.5 million euro of the Company’s Euro Notes in 2011 and the impact of changes in foreign currency exchange rates.

(b)

The balance at December 31, 2011 and January 1, 2011 represented principal of $69.2 million and $90.0 million, respectively, and an unamortized debt discount of $8.9 million and $15.5 million, respectively.

(c)	The balance at December 31, 2011 reflected the issuance of the Senior Notes on April 7, 2011.

(d)

At December 31, 2011, the balance consisted of obligations under capital leases and at January 1, 2011, the balance consisted primarily of outstanding borrowings under the Company’s amended and restated revolving credit facility and obligations under capital leases.

(e)	The Convertible Notes were reflected as a current liability since they were convertible at December 31, 2011 and January 1, 2011.

Euro Notes

On July 6, 2006, the Company completed the issuance of the 350.0 million euro (or $446.9 million based on the exchange rate in effect on such date) 5.0% Notes (the “Euro Notes”) due July 8, 2013. The net proceeds of the offering were used to refinance the Company’s then outstanding 350.0 million euro 6.625% Notes due August 7, 2006, which were originally issued on August 7, 2001. The Euro Notes are listed on the Luxembourg Stock Exchange and bear interest from and including July 6, 2006, payable annually in arrears on July 8 of each year beginning on July 8, 2007. A portion of the Euro Notes was designated as a hedge of the Company’s net investment in certain of the Company’s euro-denominated functional currency subsidiaries (see Note 11 — Derivative Instruments).

On April 8, 2011, the Company completed a tender offer (the “Tender Offer”), whereby it repurchased 128.5 million euro aggregate principal amount of the Euro Notes for total early tender and consent consideration of 123.1 million euro, plus accrued interest. The Company recognized a $6.5 million pretax gain on the extinguishment of debt in the second quarter of 2011.

On December 15, 2011, the Company repurchased 100.0 million euro aggregate principal amount of the Euro Notes for total consideration of 100.5 million euro, plus accrued interest. The Company recognized a $0.8 million pretax loss on the extinguishment of debt in the fourth quarter of 2011.

Convertible Notes

On June 24, 2009, the Company issued $90.0 million Convertible Notes (the “Convertible Notes”). The Convertible Notes bear interest at a rate of 6.0% per year and mature on June 15, 2014. The Company used the net proceeds from this offering to repay $86.6 million of outstanding borrowings under its amended and restated revolving credit facility.

The Convertible Notes are convertible at an initial conversion rate of 279.6421 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes (representing an initial conversion price of $3.576 per share of common stock), subject to adjustment in certain circumstances. On May 19, 2011, the Company obtained stockholder approval under the rules of the New York Stock Exchange for the issuance of the full amount of common stock issuable upon conversion of the Convertible Notes. As a result of the approval, if the Convertible Notes are surrendered for conversion, the Company may settle the conversion value of each of the Convertible Notes in the form of cash, stock or a combination of cash and stock, at its discretion. Holders may convert the Convertible Notes at their option prior to the close of business on the business day immediately preceding March 15, 2014 only under the following circumstances: (i) during any fiscal quarter commencing after October 3, 2009, if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter is greater than or equal to $4.2912 (which is 120% of the applicable conversion price) on each applicable trading day; (ii) during the five business day period after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of Convertible Notes for each day of such measurement period was less than 98% of the product of the last reported sale price of the Company’s common stock and the applicable conversion rate on each such day; or (iii) upon the occurrence of specified corporate events. In addition, on or after March 15, 2014 until the close of business on the third scheduled trading day immediately preceding the maturity date, holders may convert their Convertible Notes at any time, regardless of the foregoing circumstances. As a result of stock price performance, the Convertible Notes were convertible during the fourth quarter of 2011 and are convertible during the first quarter of 2012.

The Company separately accounts for the liability and equity components of the Convertible Notes in a manner that reflects the Company’s nonconvertible debt borrowing rate when interest is recognized in subsequent periods. The Company allocated $20.6 million of the $90.0 million principal amount of the Convertible Notes to the equity component and to debt discount. The debt discount will be amortized into interest expense through June 2014 using the effective interest method. The Company’s effective interest rate on the Convertible Notes is 12.25%. The non-cash interest expense that will be recorded will increase as the Convertible Notes approach maturity and accrete to face value. Interest expense associated with the semi-annual interest payment and non-cash amortization of the debt discount was $9.2 million, $8.8 million and $4.6 million for the years ended December 31, 2011, January 1, 2011 and January 2, 2010, respectively.

On December 21, 2011, a holder of $20.8 million aggregate principal amount of the Convertible Notes converted all of such outstanding Convertible Notes into 6,163,221 shares of the Company’s common stock. The Company paid accrued interest on the holder’s Convertible Notes through the settlement date in cash. The Company allocated $18.3 million of the consideration to the liability component and $5.2 million to the equity component. The Company recognized a $0.5 million pretax loss on the extinguishment of debt in the fourth quarter of 2011.

Senior Notes

On April 7, 2011, the Company completed an offering of $220.0 million 10.5% Senior Secured Notes (the “Senior Notes”). The Senior Notes mature on April 15, 2019 and bear interest, which is payable semi-annually, at a rate of 10.5% per annum. The Company used the net proceeds of $212.9 million from the issuance of the Senior Notes primarily to fund the Tender Offer. The remaining proceeds were used for general corporate purposes. The Senior Notes are guaranteed on a senior secured basis by certain of the Company’s current and future domestic subsidiaries. The Senior Notes and the guarantees are secured on a first-priority basis by a lien on certain of the Company’s trademarks and on a second-priority basis by the other assets of the Company and of the guarantors that secure the Company’s amended and restated revolving credit facility.

The indenture governing the Senior Notes contains provisions that may require the Company to offer to repurchase the Senior Notes at 101% of their aggregate principal amount upon certain defined “Change of Control” events. In addition, the indenture may require that the proceeds from sales of the Company’s assets (subject to various exceptions and the ability of the Company to apply the proceeds to repay indebtedness or reinvest in its business) be used to offer to repurchase the Senior Notes at 100% of their aggregate principal amount. The indenture also contains other standard high-yield debt covenants, which limit the Company’s ability to incur additional indebtedness, incur additional liens, make asset sales, make dividend payments and investments, make payments and other transfers between itself and its subsidiaries, enter into affiliate transactions and merge or consolidate with other entities.

Pursuant to a registration rights agreement executed as part of the offering, the Company agreed, on or before April 7, 2012, (i) to use reasonable best efforts to consummate an exchange offer for new notes registered with the SEC with substantially identical terms; and (ii) if required, to have a shelf registration statement declared effective with respect to resales of the Senior Notes.

Amended and Restated Revolving Credit Facility

In May 2010, the Company completed a second amendment to and restatement of its revolving credit facility (as amended, the “Amended Agreement”). Availability under the Company’s second amended and restated revolving credit facility is the lesser of $350.0 million or a borrowing base that is computed monthly and comprised primarily of the Company’s eligible accounts receivable and inventory. A portion of the funds available under the Amended Agreement not in excess of $200.0 million is available for the issuance of letters of credit, whereby standby letters of credit may not exceed $65.0 million. The amended and restated revolving credit facility is secured by a first priority lien on substantially all of the Company’s assets and includes a $200.0 million multi-currency revolving credit line and a $150.0 million US Dollar credit line. The Amended Agreement allows two borrowing options: one borrowing option with interest rates based on euro currency rates and a second borrowing option with interest rates based on the alternate base rate, as defined in the Amended Agreement, with a spread based on the aggregate availability under the Amended Agreement.

The Amended Agreement restricts the Company’s ability to, among other things, incur indebtedness, grant liens, repurchase stock, issue cash dividends, make investments and acquisitions and sell assets, in each case subject to certain designated exceptions. In addition, the Amended Agreement (i) requires the Company to maintain minimum aggregate borrowing availability of not less than $45.0 million; (ii) requires the Company to apply substantially all cash collections to reduce outstanding borrowings under the Amended Agreement when availability under the Amended Agreement falls below the greater of $65.0 million and 17.5% of the then-applicable aggregate commitments; (iii) adjusts certain interest rate spreads based upon availability; (iv) provides for the inclusion of an intangible asset value of $30.0 million in the borrowing base which declines in value over two years; (v) permitted the incurrence of liens and sale of assets in connection with the grant and exercise of the purchase option under the 2009 license agreement with JCPenney; and (vi) permitted the acquisition of certain joint venture interests and the indebtedness and guarantees by certain parties arising in connection with such acquisition, subject to certain capped amounts and meeting certain borrowing availability tests.

The funds available under the Amended Agreement may be used to refinance or repurchase certain existing debt, provide for working capital and for general corporate purposes and back both trade and standby letters of credit. The Amended Agreement contains customary events of default clauses and cross-default provisions with respect to the Company’s other outstanding indebtedness, including the Euro Notes, the Convertible Notes and Senior Notes. The Amended Agreement will expire in August 2014, provided that in the event that the remaining Euro Notes are not refinanced, purchased or defeased prior to April 8, 2013, then the maturity date shall be April 8, 2013, and in the event that the Convertible Notes are not refinanced, purchased or defeased prior to March 15, 2014, then the maturity date shall be March 15, 2014. In both circumstances, if any such refinancing or extension provides for a maturity date that is earlier than 91 days following August 6, 2014, then the maturity date shall be the date that is 91 days prior to the maturity date of such notes.

In March 2011, the Company entered into an amendment to the Amended Agreement. Among other things, the amendment modified certain prepayment provisions in the Amended Agreement so that the proceeds from the offering of the Senior Notes would not be required to repay outstanding borrowings under the amended and restated revolving credit facility, but instead could be used to fund the Tender Offer and permitted the use of up to $35.0 million for general corporate purposes.

In September 2011, the Company entered into a third amendment to the Amended Agreement. Pursuant to the third amendment, the required lenders consented to the consummation of the MEXX Transaction. In addition, the third amendment provided for the repayment of all outstanding obligations under the $40.0 million Canadian Sublimit (as defined in the Amended Agreement) and the $100.0 million European Sublimit (as defined in the Amended Agreement) and elimination of the European Sublimit on the closing date of the MEXX Transaction. The overall borrowing limit, the Canadian Sublimit and the borrowing base calculations remained otherwise unchanged. Any remaining net proceeds from the MEXX Transaction were used to temporarily repay other outstanding amounts under the amended and restated revolving credit facility.

In November 2011, the Company entered into a fourth amendment to the Amended Agreement. The fourth amendment, among other things, permitted the sale of certain of the Company’s trademarks pursuant to their respective purchase agreements, and allowed the net proceeds of such sales to be used to prepay or repurchase the Company’s existing Euro Notes, Convertible Notes or Senior Notes, subject to certain tests and conditions.

The Company currently believes that the financial institutions under the Amended Agreement are able to fulfill their commitments, although such ability to fulfill commitments will depend on the financial condition of the Company’s lenders at the time of borrowing.

As of December 31, 2011, availability under the Company’s amended and restated revolving credit facility was as follows:

	Total Facility(a)	Borrowing Base(a)	Outstanding Borrowings	Letters of Credit Issued(b)	Available Capacity	Excess Capacity(c)
In thousands
Revolving credit facility(a)	$350,000	$393,827	$—	$33,909	$316,091	$271,091

(a)                                     Availability under the Amended Agreement is the lesser of $350.0 million or a borrowing base comprised primarily of eligible accounts receivable and inventory.

(b)                                     Included $8.0 million of outstanding MEXX letters of credit that were cash collateralized as of the MEXX closing on October 31, 2011.

(c)                                      Excess capacity represents available capacity reduced by the minimum required aggregate borrowing availability under the Amended Agreement of $45.0 million.

Capital Lease

On November 21, 2006, the Company entered into a seven year capital lease with a financial institution totaling $30.6 million. The purpose of the lease was to finance the equipment associated with its distribution facilities in Ohio and Rhode Island, which had been previously financed through the Company’s 2001 synthetic lease, which matured in 2006 (see Note 8 — Commitments and Contingencies). On June 15, 2010, the Company prepaid $1.5 million principal of the capital lease due to the closure of its former distribution center in Rhode Island.